Net Income (Loss) Per Share and Net Income (Loss) Attributable to Common Stockholders	9 Months Ended
Sep. 30, 2014
Net Income (Loss) Per Share and Net Income (Loss) Attributable to Common Stockholders

3. Net Income (Loss) Per Share and Net Income (Loss) Attributable to Common Stockholders

Basic net income (loss) per share (EPS) is the amount of net income (loss) available to each share of common stock outstanding during the reporting period. Diluted EPS is the amount of net income (loss) available to each share of common stock outstanding during the reporting period adjusted to include the effect of potentially dilutive common shares. Potentially dilutive common shares include incremental shares issued for stock options, convertible preferred stock and warrants. Potentially dilutive common shares are excluded from the computation of dilutive EPS in periods in which the effect would be antidilutive.

We calculate EPS using the two-class method. The two-class method allocates net income that otherwise would have been available to common shareholders to holders of participating securities. We consider all series of our convertible preferred stock to be participating securities due to their non-cumulative dividend rights. As such, net income allocated to these participating securities, which include participation rights in undistributed earnings (see “Note 12—Stockholders’ Equity”), are subtracted from net income to determine total undistributed net income to be allocated to common stockholders. All participating securities are excluded from basic weighted-average common shares outstanding.

The following table details the computation of the basic and diluted net income (loss) per share (dollars in thousands, except shares and per share data):

	Year Ended March 31, 2012	Nine Months Ended December 31, 2012	Year Ended December 31, 2013	Nine Months Ended September 30,
				2013	2014
				(unaudited)
Net income (loss)	$(11,944)	$(4,238)	$7,308	$4,450	$(23,857)
Less: Net income allocated to participating securities (1)	—	—	(7,117)	(4,450)	—

Net income (loss) available to common shareholders after required adjustments for the calculation of basic and diluted net income per common share	$(11,944)	$(4,238)	$191	$—	$(23,857)

Basic weighted-average common shares outstanding	35,125,628	41,359,676	51,557,136	50,457,948	57,958,838
Weighted-average effect of dilutive securities:
Stock Options	—	—	28,542,404	27,170,816	—
Warrants	—	—	1,327,436	1,525,148	—

Diluted weighted-average common shares outstanding	35,125,628	41,359,676	81,426,976	79,153,912	57,958,838

Net income (loss) per common share:
Basic	$(0.34)	$(0.10)	$0.00	$—	$(0.41)

Diluted	$(0.34)	$(0.10)	$0.00	$—	$(0.41)

(1)	In a period with net income, both earnings and dividends (if any) are allocated to participating securities. In a period with a net loss, only dividends (if any) are allocated to participating securities.

Unaudited Pro Forma Net Income (Loss) per Share

Pro forma basic and diluted net income (loss) per share were computed to give effect to the automatic conversion of Series A convertible preferred stock, Series B convertible preferred stock, Series C convertible preferred stock, Series D convertible preferred stock, Series E convertible preferred stock and Series F convertible preferred stock using the if converted method as though the conversion had occurred as of the beginning of the period presented or the original date of issuance, if later, and the issuance of shares of common stock upon the automatic conversion and exercise of certain warrants to purchase shares of Series A convertible preferred stock and the automatic exercise of certain warrants to purchase common stock upon the completion of our initial public offering.

The unaudited basic and diluted pro forma per common share calculations are presented below (in thousands except share and per share amounts):

	Year Ended December 31, 2013	Nine Months Ended September 30, 2014
Net income (loss) available to common stockholders, as reported	$7,308	$(23,857)
Weighted-average shares used to compute net income (loss) per share available to common stockholders, basic	51,557,136	57,958,838
Pro forma adjustments to reflect conversion of convertible preferred stock	239,822,864	245,622,114
Pro forma adjustments to reflect conversion of convertible preferred stock warrants and certain common stock warrants(1)	386,192	27,848

Weighted-average shares to compute pro forma net income (loss) per share available to common stockholders, basic	291,766,192	303,608,800
Dilutive effect of stock options	28,542,404	—
Dilutive effect of warrants	3,022,954	—

Weighted-average shares to compute pro forma net income (loss) per share available to common stockholders, diluted	323,331,550	303,608,800

Proforma net income (loss) per common share:
Basic	$0.03	$(0.08)
Diluted	$0.02	$(0.08)

(1)	Assumes the automatic conversion and exercise of warrants to purchase a maximum of 331,616 shares of Series A convertible preferred stock and automatic exercise of warrants to purchase a maximum of 54,576 shares of common stock for the year ended December 31, 2013. Assumes the automatic exercise of warrants to purchase a maximum of 27,848 shares of common stock for the nine months ended September 30, 2014. Upon the completion of our initial public offering, these warrants will automatically be net exercised for common stock, resulting in the issuance of fewer shares.